CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	33,000,000	33,000,000	33,000,000
Common stock, shares outstanding	33,000,000	33,000,000	33,000,000
Preferred stock, par value per share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0